SHARE-BASED COMPENSATION - 2018 Share Incentive Plan (Details)			1 Months Ended	12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥)	Sep. 30, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
SHARE-BASED COMPENSATION
Maximum aggregate number of ordinary shares available for issuance | shares			705,196
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of ordinary shares available for issuance | shares			6,733,703
Percentage of increase in total number of ordinary shares issued and outstanding			1.50%
Total share-based compensation expenses				$ 265,874,927	¥ 62,527,098	¥ 78,304,903
2018 Plan | Cost of revenues
SHARE-BASED COMPENSATION
Total share-based compensation expenses				246,947	253,545	220,226
2018 Plan | Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses				2,124,728	1,611,160	1,377,422
2018 Plan | Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses				52,864,313	13,878,635	13,530,062
2018 Plan | General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses				$ 210,638,939	¥ 46,783,758	¥ 63,177,193